Authorised and issued share capital - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) shares ADRs Years	Dec. 31, 2017 USD ($) Years	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)
Disclosure of classes of share capital [line items]
Share option granted in Life | Years	10	10
Share option performance effect	Nine years and eight months	Nine years and eight months
WPP Share Option Plan 2015 [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years	2 years
WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Vesting period			3 years	3 years
WPP Worldwide Share Ownership Program [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan			2 years	2 years
Executive Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Vesting period			3 years	3 years
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of the ordinary shares of the Company held by the ESOP	14,232,910		13,857,706
Market value of the ordinary shares of the Company held by the ESOP | £	£ 190,900,000		£ 251,700,000
Number of ordinary shares held in treasury	62,578,938		51,026,358
Ordinary shares held in Treasury at market value | £	£ 839,200,000		£ 926,600,000
Number of ordinary shares under option	20,985,441		18,092,218
Average share price | £	£ 15.86		£ 16.45		£ 14.74
Ordinary shares [member] | WPP Worldwide Share Ownership Program1[member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option	3,603,430
Ordinary shares [member] | WPP Share Option Plan 2015 [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option	9,394,600
Ordinary shares [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option	6,375,750		7,809,917
Ordinary shares [member] | Wpp Executive Share Option Scheme [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option	6,741
American depository receipts [member]
Disclosure of classes of share capital [line items]
Average ADR Price | $		$ 101.86		$ 111.20		$ 112.88
American depository receipts [member] | WPP Worldwide Share Ownership Program1[member]
Disclosure of classes of share capital [line items]
Unexercised options | ADRs	554,464
American depository receipts [member] | WPP Share Option Plan 2015 [Member]
Disclosure of classes of share capital [line items]
Unexercised options | ADRs	1,041,670
Share purchase options [member]
Disclosure of classes of share capital [line items]
Unrecognised compensation cost related to share options | £	£ 9,000,000		£ 9,900,000
Unrecognised compensation cost related to share options, weighted average period	20 months	20 months	20 months	20 months